LEASES (Summary of Company's Finance and Operating Leases) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
LEASES [Abstract]
Non-cash lease expense	$ 7,227	$ 1,200
Interest on lease liabilities	6,997	900
Operating lease costs	16,725	10,658
Other short-term and variable lease costs	1,480	936
Total lease costs	32,429	13,694
Operating cash flows from finance leases	8,072	1,756
Operating cash flows from operating leases	15,867	11,783
Finance cash flows from finance leases	938	0
Right-of-use assets obtained in exchange for new finance lease liabilities	257,359	0
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 24,356	$ 15,528
Weighted-average remaining lease term (in years) - finance leases	24 years 3 months 18 days	6 years 8 months 12 days
Weighted-average remaining lease term (in years) - operating leases	6 years 1 month 6 days	6 years 10 months 24 days
Weighted-average discount rate - finance leases	8.20%	10.20%
Weighted-average discount rate - operating leases	6.70%	6.50%